Summary of Information about Changes of Level Three (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance, beginning of year	¥ (752)	¥ (859)	¥ (2,280)
Total gains or losses (realized/unrealized)	113	107	219
Included in earnings	190	93	6
Included in other comprehensive income (loss)	(77)	14	213
Total purchases, issuances and settlements			1,202
Purchases
Issuances
Settlements			1,202
Balance, end of period	¥ (639)	¥ (752)	¥ (859)